Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of comprehensive income
Revenue		₽ 30,610	₽ 20,897	₽ 17,880
Payment processing fees		23,694	17,265	14,999
Interest revenue calculated using the effective interest rate		1,854	1,052	899
Fees from inactive accounts and unclaimed payments		1,419	1,310	1,290
Other revenue		3,643	1,270	692
Operating costs and expenses		(26,161)	(16,906)	(13,743)
Cost of revenue (exclusive of depreciation and amortization)		(15,129)	(9,763)	(8,646)
Selling, general and administrative expenses		(9,671)	(6,023)	(3,208)
Depreciation and amortization		(864)	(796)	(796)
Credit loss expense	[1]	(474)	(220)	(215)
Impairment of intangible assets		(23)	(104)	(878)
Profit from operations		4,449	3,991	4,137
Other income and expenses, net		(227)	(41)	(79)
Foreign exchange gain		1,311	257	1,040
Foreign exchange loss		(1,049)	(373)	(1,963)
Interest income and expenses, net		17	6	(28)
Profit before tax		4,501	3,840	3,107
Income tax expense		(875)	(698)	(618)
Net profit		3,626	3,142	2,489
Attributable to:
Equity holders of the parent		3,584	3,114	2,474
Non-controlling interests		42	28	15
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		525	(133)	(330)
Total comprehensive income, net of tax effect of nil		4,151	3,009	2,159
Attributable to:
Equity holders of the parent		4,099	2,981	2,144
Non-controlling interests		₽ 52	₽ 28	₽ 15
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent		₽ 58.56	₽ 51.25	₽ 40.91
Diluted, profit attributable to ordinary equity holders of the parent		₽ 58.06	₽ 50.92	₽ 40.79

[1]	Credit loss expense for the years 2016 and 2017 were separated from of Selling, general and administrative expenses as a result of adoption of IFRS 9 for comparative purposes.